Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000024639
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,553		$ 10,817	$ 11,102	$ 11,713	$ 10,949	$ 13,343	$ 13,258	$ 12,636	$ 13,850	$ 14,700	$ 15,582
C000024641
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		11,240	11,444	11,977	11,103	13,430	13,218	12,491	13,585	14,418	15,283
C000177177
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,327	11,656	12,312	11,555	14,116	14,043	13,416	14,744	15,688	16,673
C000177176
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		11,323	11,647	12,319	11,547	14,108	14,036	13,410	14,761	15,707	16,670
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,639	12,079	12,795	11,908	14,723	14,626	14,135	15,711	16,920	18,106
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		11,428	11,806	12,374	11,426	14,039	14,012	13,472	14,872	15,862	16,925
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,639	12,079	12,795	11,908	14,723	14,626	14,135	15,711	16,920	18,106
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		11,428	11,806	12,374	11,426	14,039	14,012	13,472	14,872	15,862	16,925
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,639	12,079	12,795	11,908	14,723	14,626	14,135	15,711	16,920	18,106
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		11,428	11,806	12,374	11,426	14,039	14,012	13,472	14,872	15,862	16,925
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,639	12,079	12,795	11,908	14,723	14,626	14,135	15,711	16,920	18,106
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	$ 10,000		$ 11,428	$ 11,806	$ 12,374	$ 11,426	$ 14,039	$ 14,012	$ 13,472	$ 14,872	$ 15,862	$ 16,925